Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3
Final Report

Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2013-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	8/21/2013

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2013-3

5. Collateral Summary	Collection Period, Begin:	10/1/2017

	Collection Period, End:	10/31/2017

6. Charge-Off and Delinquency Rates	Determination Date:	11/15/2017

7. Credit Instruments	Distribution Date:	11/20/2017

8. Accumulation Account	Revolving/Amortization Period	Amortization Period

9. Performance Tests	ABS Investor Relations - Ally Financial Inc. as Servicer:

10. Appendix: Additional Charge-Off Detail	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3
Final Report
1. Distribution Summary

	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1a	13975DAJ4	95,000,000.00	0.00	0.80000000	0.00	0.00	0.00	0.00	0.00	0.00
A-1b	13975DAK1	166,000,000.00	0.00	1.66888000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	13975DAB1	266,000,000.00	0.00	1.04000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	13975DAC9	260,000,000.00	0.00	1.31000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	13975DAD7	73,010,000.00	0.00	1.68000000	0.00	0.00	0.00	0.00	0.00	0.00
B	13975DAE5	51,060,000.00	0.00	2.32000000	0.00	0.00	0.00	0.00	0.00	0.00
C	13975DAF2	48,380,000.00	0.00	2.79000000	0.00	0.00	0.00	0.00	0.00	0.00
D	13975DAG0	43,000,000.00	10,923,632.46	3.69000000	9,416,414.17	33,590.17	9,450,004.34	0.00	0.00	1,507,218.29	*
E	13975DAH8	37,630,000.00	37,630,000.00	4.55000000	0.00	142,680.42	142,680.42	0.00	0.00	37,630,000.00	*
Deal Totals		1,040,080,000.00	48,553,632.46		9,416,414.17	176,270.59	9,592,684.76	0.00	0.00	39,137,218.29
*Pursuant to Section 8.01 of the Trust Sale and Servicing Agreement, Ally Financial Inc. as Servicer will exercise the Optional Purchase and will effect the redemption of the outstanding Notes by depositing in the Collection Account when required an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3
Final Report

2. Factor Summary (Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1a	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-1b	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	254.03796419	218.98637605	0.78116674	219.76754279	0.00000000	35.05158814
E	1,000.00000000	0.00000000	3.79166676	3.79166676	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	46.68259409
Ending Aggregate Note Pool Factor:	37.62904612

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3
Final Report

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1a	0.00	10/20/2017	11/19/2017	30/360	N/A	N/A	0.80000000	0.80000000	0.00
A-1b	0.00	10/20/2017	11/19/2017	Actual/360	1.23888000	0.43000000	N/A	1.66888000	0.00
A-2	0.00	10/20/2017	11/19/2017	30/360	N/A	N/A	1.04000000	1.04000000	0.00
A-3	0.00	10/20/2017	11/19/2017	30/360	N/A	N/A	1.31000000	1.31000000	0.00
A-4	0.00	10/20/2017	11/19/2017	30/360	N/A	N/A	1.68000000	1.68000000	0.00
B	0.00	10/20/2017	11/19/2017	30/360	N/A	N/A	2.32000000	2.32000000	0.00
C	0.00	10/20/2017	11/19/2017	30/360	N/A	N/A	2.79000000	2.79000000	0.00
D	10,923,632.46	10/20/2017	11/19/2017	30/360	N/A	N/A	3.69000000	3.69000000	33,590.17
E	37,630,000.00	10/20/2017	11/19/2017	30/360	N/A	N/A	4.55000000	4.55000000	142,680.42

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1a	0.00	0.00	0.00	0.00	0.00
A-1b	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	0.00	0.00	0.00	0.00
B	0.00	0.00	0.00	0.00	0.00
C	0.00	0.00	0.00	0.00	0.00
D	0.00	33,590.17	0.00	33,590.17	0.00
E	0.00	142,680.42	0.00	142,680.42	0.00
Deal Totals	0.00	176,270.59	0.00	176,270.59	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2013-3
Final Report
4. Collections and Distributions

Collections
Receipts During the Period***	9,438,244.97
Administrative Purchase Payments	96,748.37
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	300,474.79
Accumulation Account Investment Earnings	0.00
Other Fees or Expenses Paid	0.00
Total Collections	9,835,468.13

Beginning Reserve Account Balance	5,375,067.36
Total Available Amount	15,210,535.49

Distributions
Total Available Amount	15,210,535.49
Basic Servicing Fee	103,767.47
Aggregate Class A Interest Distributable Amount	0.00
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	0.00
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	0.00
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	33,590.17
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	142,680.42
Fifth Priority Principal Distributable Amount*	0.00
To the Accumulation Account - Parity Reinvestment Amount**	0.00
To Reserve Account - Specified Reserve Account Balance	5,375,067.36
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**	0.00
Noteholders' Regular Principal Distributable Amount*	9,416,414.17
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	139,015.90

Supplemental Servicing Fees	159,906.19
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	25,800.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3
Final Report
 5. Collateral Summary

A. Balances

		Original Balance* Includes Aggregate Additional Receivables	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
	Number of Receivables	79,276	17,194	16,227	0	16,227
Deal Totals	Aggregate Receivables Principal Balance	1,542,468,809.39	99,616,772.36	90,200,358.19	0.00	90,200,358.19
	Aggregate Receivables Face Amount	1,542,468,809.39	99,616,772.36	90,200,358.19	0.00	90,200,358.19
There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	7.87000000	8.91171883	8.98394382	68.63	71.02	71.10	56.99	18.82	18.22

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1.49%	1.49%	1.53%	1.15%	1.45%	1.40%	1.31%	1.56%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.46%	1.33%	1.53%	1.53%	1.44%	1.33%	1.40%	1.28%	1.27%	1.15%	1.39%	1.39%	1.27%	1.27%	1.19%	1.11%	1.27%	1.20%	1.09%	1.00%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.00%	1.09%	1.04%	1.23%	0.92%	1.08%	1.04%	0.97%	0.97%	0.78%	0.98%

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3
Final Report
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	94,908,565.28	86	280,197.47	3,258.11	3.5427%	16,227	315	1.9412%
Preceding	104,190,558.89	79	274,713.59	3,477.39	3.1640%	17,194	352	2.0472%
Next Preceding	113,903,270.98	69	194,101.08	2,813.06	2.0449%	18,083	336	1.8581%
Third Preceding	124,460,735.29	79	332,136.20	4,204.26	3.2023%	Three Month Average		1.9488%
Four Month Average					2.9885%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss	Delinquency	Total Accounts	Total Balance	Percent
	Financed**	Charge-Offs	Rate**	Stratification			Delinquent
Totals	1,542,468,809.39	35,425,960.02	2.2967%	31 - 60 days	1,154	7,752,748.36	8.5950%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	249	1,730,834.92	1.9189%
with the prospectus for Capital Auto Receivables Asset Trust 2013-3 related to delinquencies,				91 - 120 days	65	343,412.35	0.3807%
charge-offs or uncollectible accounts.				> 120 days	1	2,568.30	0.0028%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

** Note: The value disclosed with respect to the Aggregate Amount Financed and Cumulative Loss Rate include Additional Receivables. Please see Section 10 (Additional Charge-off Detail) for charge-off information disclosed separately with respect to the Initial Receivables and the Aggregate Additional Receivables.

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	816	6,669,092.67
				Current Period	27	159,341.25
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	38	103,191.31
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	805	6,725,242.61
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3
Final Report

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	Additions	Reductions		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	5,375,067.36	5,375,067.36	0.00	0.00	0.00	5,375,067.36	5,375,067.36

8. Accumulation Account

Beginning Balance	Investment Earnings	Deposits	Releases	Ending Balance

0.00	0.00	0.00	0.00	0.00

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3
Final Report

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	NO
Additional Receivables Criteria Satisfied, If Applicable?	N/A
Overcollateralization Target Amount Satisfied?	YES
Initial Overcollateralization	34,933,471.59
Current Overcollateralization	51,063,139.90
Overcollateralization Target (Revolving Period)	—
Overcollateralization Target (Amortization Period)	51,063,139.90

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2013-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2013-3 will perform in the future.

10. Appendix: Additional Charge-Off Detail

A. Cumulative: Initial Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	1,075,013,471.59	26,009,169.73	2.4194%

B. Cumulative: Aggregate Additional Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	467,455,337.80	9,416,790.29	2.0145%